Related party transactions	6 Months Ended
Jun. 30, 2023
Related party transactions
Related party transactions

21. Related party transactions

Related parties include members of the Board of Directors and the Executive Management of the Group. The following transactions were carried out with related parties:

Key management compensation

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Salaries, other short‑term employee benefits and post-employment benefits	579,815	482,228	927,505	922,664
Consulting fees	5,375	77,883	9,725	123,707
Share‑based compensation	420,862	556,724	783,540	1,822,104
Total	1,006,052	1,116,835	1,720,770	2,868,475

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. Consulting fees relate mainly to Roger Mills, a member of the Executive Management who delivers his services to the Group under a consulting contract. The Group has a net payable to the Board of Directors and Executive Management close to nil as of June 30, 2023 (December 31, 2022: CHF 0.1 million). Share-based compensation relates to the fair value of equity incentive units recognized through profit and loss following their vesting plan.